Financing Receivables (Financing Receivables and Related Allowance for Doubtful Accounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	¥ 13,914	¥ 10,380
Provision	18,034	9,225
Charge-offs	(10,250)	(5,691)
Allowance for doubtful accounts, ending balance	21,698	13,914
Ending balance: collectively evaluated for impairment	12,724	10,152
Ending balance: individually evaluated for impairment	8,974	3,762
Financing receivables, Ending balance	665,475	578,452
Ending balance: collectively evaluated for impairment	656,496	569,030
Ending balance: individually evaluated for impairment	8,979	9,422
Credit card receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	10,075	6,114
Provision	12,670	9,613
Charge-offs	(10,075)	(5,652)
Allowance for doubtful accounts, ending balance	12,670	10,075
Ending balance: collectively evaluated for impairment	12,670	10,075
Financing receivables, Ending balance	347,557	276,492
Ending balance: collectively evaluated for impairment	347,557	276,492
Receivables Due to Transfers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	299,467	283,274
Ending balance: collectively evaluated for impairment	299,467	283,274
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, beginning balance	3,839	4,266
Provision	5,364	(388)
Charge-offs	(175)	(39)
Allowance for doubtful accounts, ending balance	9,028	3,839
Ending balance: collectively evaluated for impairment	54	77
Ending balance: individually evaluated for impairment	8,974	3,762
Financing receivables, Ending balance	18,451	18,686
Ending balance: collectively evaluated for impairment	9,472	9,264
Ending balance: individually evaluated for impairment	¥ 8,979	¥ 9,422